Debt Schedule of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt	$ 452,502	$ 610,941
Current portion of long term debt	(15,000)	(228,721)
Long-term debt	437,502	382,220
2011 Senior Secured Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt	160,000	0
2011 Senior Secured Credit Facility [Member] | USD Denominated Term Loan [Member]
Debt Instrument [Line Items]
Debt	292,502	0
2007 Senior Secured Credit Facility [Member] | USD Denominated Term Loan [Member]
Debt Instrument [Line Items]
Debt	0	218,642
2007 Senior Secured Credit Facility [Member] | EUR Denominated Term Loan [Member]
Debt Instrument [Line Items]
Debt	0	174,031
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt		218,268
Senior Subordinated Notes [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt	$ 0